Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues	$ 115,846	$ 110,875	$ 106,565
Operating Expenses
Cost of services and sales (exclusive of items shown below)	46,275	45,875	44,149
Selling, general and administrative expense	39,951	35,624	31,366
Depreciation and amortization expense	16,460	16,496	16,405
Total Operating Expenses	102,686	97,995	91,920
Operating Income	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses	324	444	508
Other income and (expense), net	(1,016)	(14)	54
Interest expense	(2,571)	(2,827)	(2,523)
Income Before (Provision) Benefit For Income Taxes	9,897	10,483	12,684
(Provision) Benefit for income taxes	660	(285)	(2,467)
Net Income	10,557	10,198	10,217
Net income attributable to noncontrolling interest	9,682	7,794	7,668
Net income attributable to Verizon	875	2,404	2,549
Net Income	$ 10,557	$ 10,198	$ 10,217
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 0.31	$ 0.85	$ 0.90
Weighted-average shares outstanding (in millions)	2,853	2,833	2,830
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 0.31	$ 0.85	$ 0.90
Weighted-average shares outstanding (in millions)	2,862	2,839	2,833